Significant Risks and Uncertainties Including Business and Credit Concentrations - Schedule of Revenues and Percentage of Combined Revenues for Customers (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue, Major Customer [Line Items]
Revenues	$ 173,671	$ 155,024	$ 112,841
KNOT [Member]
Revenue, Major Customer [Line Items]
Revenues		16,231	8,880
Fronape International Company, a Subsidiary of Petrobras Transporte S.A. [Member]
Revenue, Major Customer [Line Items]
Revenues	45,236	40,618	25,666
Eni Trading and Shipping S.p.A. [Member]
Revenue, Major Customer [Line Items]
Revenues	47,001	46,806	23,512
Statoil ASA [Member]
Revenue, Major Customer [Line Items]
Revenues	21,760	23,203	22,263
Repsol Sinopec Brasil, S.A., a Subsidiary of Repsol Sinopec Brasil, B.V. [Member]
Revenue, Major Customer [Line Items]
Revenues	20,904	19,789	20,338
Brazil Shipping I Limited, a Subsidiary of Royal Dutch Shell [Member]
Revenue, Major Customer [Line Items]
Revenues	20,496	4,466	12,124
Standard Marine Tonsberg, a Subsidiary of ExxonMobil [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 17,482	$ 3,637	$ 12,124
Customer Concentration Risk [Member] | Revenues [Member] | KNOT [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers		11.00%	8.00%
Customer Concentration Risk [Member] | Revenues [Member] | Fronape International Company, a Subsidiary of Petrobras Transporte S.A. [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	26.00%	26.00%	23.00%
Customer Concentration Risk [Member] | Revenues [Member] | Eni Trading and Shipping S.p.A. [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	27.00%	30.00%	21.00%
Customer Concentration Risk [Member] | Revenues [Member] | Statoil ASA [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	13.00%	15.00%	20.00%
Customer Concentration Risk [Member] | Revenues [Member] | Repsol Sinopec Brasil, S.A., a Subsidiary of Repsol Sinopec Brasil, B.V. [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	12.00%	13.00%	18.00%
Customer Concentration Risk [Member] | Revenues [Member] | Brazil Shipping I Limited, a Subsidiary of Royal Dutch Shell [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	12.00%	3.00%	11.00%
Customer Concentration Risk [Member] | Revenues [Member] | Standard Marine Tonsberg, a Subsidiary of ExxonMobil [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	10.00%	2.00%